Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Borrowings [Abstract]
Schedule of Line of Credit
	Note	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
		RM	RM	Convenience Translation USD
Non-current liabilities
Hire purchase payables		171,382	326,870	77,595
Term loan		1,928,094	17,936,947	4,258,029
		2,099,476	18,263,817	4,335,624

Current liabilities
Bank overdraft		1,465,600	1,489,911	353,688
Hire purchase payables		78,618	176,920	41,998
Term loan		143,944	170,464	40,467
Trade financing		31,252,219	35,215,282	8,359,711
		32,940,381	37,052,577	8,795,864

Total borrowings
Bank overdraft	(a)	1,465,600	1,489,911	353,688
Hire purchase payables	(b)	250,000	503,790	119,593
Term loan	(a)	2,072,038	18,107,411	4,298,496
Trade financing	(a)	31,252,219	35,215,282	8,359,711
		35,039,857	55,316,394	13,131,488

	Note	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
		RM	RM	Convenience Translation USD
Non-current liabilities
Hire purchase payable		—	171,382	38,293
Term loan		811,236	1,928,094	430,811
		811,236	2,099,476	469,104

Current liabilities
Bank overdraft		—	1,465,600	327,472
Hire purchase payable		—	78,618	17,566
Term loan		131,220	143,944	32,163
Trade financing		23,766,660	31,252,219	6,982,956
		23,897,880	32,940,381	7,360,157

Total borrowings
Bank overdraft	(a)	—	1,465,600	327,472
Hire purchase payable	(b)	—	250,000	55,859
Term loan	(a)	942,456	2,072,038	462,974
Trade financing	(a)	23,766,660	31,252,219	6,982,956
		24,709,116	35,039,857	7,829,261

Schedule of Carrying Amount of the Borrowings	The following table sets out the carrying amount of the borrowings:
	Capacity	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	RM	Convenience Translation USD
Line of Credit
AmBank Islamic Bank – Domestic Recourse Factoring, at Base Financing Rate – 1%	10,000,000	3,692,949	4,000,000	949,555
AmBank Islamic Bank – Invoice Financing, at Base Financing Rate	30,000,000	19,502,322	19,580,418	4,648,170
AmBank Islamic Bank – Accepted Bills, at Islamic Interbank Discounting Rate + 1.50%	10,200,000	436,269	99,926	23,721
CIMB Islamic Bank – Invoice Financing, at Cost of Funds + 1.5%	14,500,000	6,257,673	6,984,300	1,657,994
CIMB Islamic Bank – Overdraft, at Base Financing Rate +0.5%	500,000	460,338	492,460	116,904
Maybank Islamic Bank – Invoice Financing, at Cost of Funds + 1.5%	5,000,000	1,363,007	2,625,323	623,222
Maybank Islamic Bank – Overdraft, at Base Financing Rate +1.0%	1,000,000	1,005,262	997,451	236,784
Sunway SCF Sdn Bhd. – Invoice Factoring	—	—	1,925,315	457,049
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 1%	1,000,000	862,876	821,333	194,976
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 1.75%	9,700,000	1,209,161	1,195,506	283,800
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 0.75%	21,500,000	—	16,090,572	3,819,720
	103,400,000	34,789,857	54,812,604	13,011,895
The following table sets out the carrying amount of the borrowings:
	Capacity	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	RM	Convenience Translation USD
Line of Credit
Ambank Islamic Bank – Domestic Recourse Factoring, at Base Financing Rate – 1.0%	10,000,000	1,324,110	3,692,949	825,148
Ambank Islamic Bank – Invoice Financing, at Base Financing Rate	20,000,000	6,935,623	19,502,322	4,357,574
Ambank Islamic Bank – Accepted Bills, at Islamic Interbank Discounting Rate + 1.50%	10,200,000	5,243,619	436,269	97,479
Ambank Islamic Bank – Invoice Financing, at Base Financing Rate	—	4,413,485	—	—
CIMB Islamic Bank – Accepted Bills, at Accepted Bills + 1.50%	8,000,000	3,371,782	—	—
CIMB Islamic Bank – Invoice Financing, at Cost of Funds + 1.50%	—	1,421,601	6,257,673	1,398,206
CIMB Islamic Bank - Overdraft, at Base Financing Rate +0.50%	500,000	—	460,338	102,857
Maybank Islamic Bank - Invoice Financing, at Cost of Funds + 1.50%	5,000,000	—	1,363,007	304,549
Maybank Islamic Bank - Overdraft, at Base Financing Rate +1.0%	1,000,000	—	1,005,262	224,614
Sunway SCF Sdn Bhd. – Invoice Factoring	—	1,056,440	—	—
Ambank Islamic Bank – Term Financing, at Base Financing Rate – 1.0%	1,000,000	942,456	862,876	192,800
Ambank Islamic Bank – Term Financing, at Base Financing Rate – 1.75%	9,700,000	—	1,209,161	270,175
	65,400,000	24,709,116	34,789,857	7,773,402

Schedule of Hire Purchase Payable	Hire purchase payable
	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Minimum hire purchase payment
Not later than one (1) year	90,612	197,712	46,934
Later than one (1) year and not later than five (5) years	181,213	341,173	80,990
	271,825	538,885	127,924
Less: Future interest charges	(21,825	(35,095)	(8,331)
Present value of hire purchase payment	250,000	503,790	119,593

Repayable as follows:
Non-current liabilities	171,382	326,870	77,595
Current liabilities	78,618	176,920	41,998
	250,000	503,790	119,593
Hire purchase payable
	As of December 31, 2024	As of December 31, 2024
	RM	Convenience Translation USD
Minimum hire purchase payment
Not later than one (1) year	90,612	20,246
Later than one (1) year and not later than five (5) years	181,213	40,490
	271,825	60,736
Less: Future interest charges	(21,825)	(4,877)
Present value of hire purchase payment	250,000	55,859

Repayable as follows:
Non-current liabilities	171,382	38,293
Current liabilities	78,618	17,566
	250,000	55,859

Schedule of Remaining Maturities of the Borrowings	The following table sets out the remaining maturities of the borrowings based on contractual undiscounted repayment obligations:
	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Maturities
Within 1 year	32,940,381	37,052,578	8,795,864
1 - 5 years	930,524	6,457,619	1,532,966
More than 5 years	1,168,952	11,806,197	2,802,658
Total	35,039,857	55,316,394	13,131,488
The following table sets out the remaining maturities of the borrowings:
	2023 RM	2024 RM	Convenience Translation USD
Maturities
Within 1 year	23,897,880	32,940,381	7,360,157
1 - 2 years	80,369	257,262	57,481
2 - 5 years	265,773	673,262	150,434
More than 5 years	465,094	1,168,952	261,189
Total	24,709,116	35,039,857	7,829,261

Schedule of Interest-Bearing Financial Instruments

The interest rate profile of the Group’s interest-bearing financial instruments based on their carrying amount as at the end of the reporting period are as follows based on their carrying amount as at the end of the reporting period are as follows:

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Fixed rate instrument
Hire purchase payables	250,000	503,790	119,593
Floating rate instrument
Bank borrowings	34,789,857	54,812,604	13,011,895
Total	35,039,857	55,316,394	13,131,488

Sensitivity analysis of interest rate for the floating rate instruments at the end of each reporting period, assuming all other variables remain constant, is as follows:

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
Effects of 50 basis point changes	RM	RM	Convenience Translation USD
Floating rate instrument
Bank borrowings	132,201	208,288	49,445

The interest rate profile of the Group’s interest-bearing financial instruments based on their carrying amount as at the end of the reporting period are as follows based on their carrying amount as at the end of the reporting period are as follows:

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Fixed rate instrument
Hire purchase	-	250,000	55,859
Floating rate instrument
Bank borrowings	24,709,116	34,789,857	7,773,402
Total	24,709,116	35,039,857	7,829,261

Sensitivity analysis of interest rate for the floating rate instruments at the end of each reporting period, assuming all other variables remain constant, is as follows:

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
Effects of 50 basis point changes	RM	RM	Convenience Translation USD
Floating rate instrument
Bank borrowings	93,895	132,201	29,539